FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2014
FAIR VALUE MEASUREMENT [Abstract]
FAIR VALUE MEASUREMENT

NOTE 4:-      FAIR VALUE MEASUREMENT

The Company measures its marketable securities, foreign currency derivative contracts, investment in Iluminage Beauty Ltd and acquisition related contingent considerations at fair value. Marketable securities are classified within Level 1 or Level 2 because they are valued using quoted market prices or alternative pricing sources and models utilizing market observable inputs. Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments. Investments in ARS, investment in Iluminage Beauty Ltd and liabilities with respect to contingent considerations are classified within Level 3 because they are valued using valuation techniques. Some of the inputs to these models are unobservable in the market and are significant.

The Company's financial assets and liabilities measured at fair value on a recurring basis, consisted of the following types of instruments as of December 31, 2014 and 2013:

	December 31, 2014
	Level 1	Level 2	Level 3	Total
Assets:
Corporate debentures	$-	$34,126	$-	$34,126
Government debentures	-	2,182	-	2,182
Government sponsored enterprises	-	961	-	961
Money markets funds	9,571	-	-	9,571
Investment in affiliated companies	-	-	20,130	21,130

Total	$9,571	$37,269	$20,130	$66,970

Liabilities:
Foreign currency derivatives	$-	$131	$-	$131
Contingent consideration	-	-	4,983	4,983

Total	$-	$131	$4,983	$5,114

	December 31, 2013
	Level 1	Level 2	Level 3	Total
Assets:
Corporate debentures	$-	$39,216	$-	$39,216
ARS	-	-	1,061	1,061
Government debentures	-	3,783	-	3,783
Government sponsored enterprises	-	3,682	-	3,682
Money markets funds	6,762	-	-	6,762
Investment in affiliated companies	-	-	24,720	24,720

Total	$6,762	$46,681	$25,781	$79,224

Liabilities:
Foreign currency derivatives	$-	$16	$-	$16
Contingent consideration	-	-	7,896	7,896

Total	$-	$16	$7,896	$7,912

The fair value of the Company's ARS holdings as of December 31 2013 was $1,061, which reflects cumulative other than temporary impairment of $2,803 below their cost.

The tables below presents the changes in Level 3 marketable securities and the investment in Iluminage Beauty, measured on a recurring basis:

	December 31,
	2014	2013
Marketable securities:
Balance at the beginning of the year	$1,061	$1,230
Changes in realized gains included in earnings	53	31
Changes in unrealized gain included in other comprehensive income	136	-
Sales at carrying amount	(1,250)	(200)

Balance at the end of the year	$-	$1,061

Iluminage Beauty:

Fair value at the beginning of the year	$24,720	$-
Fair value of investment in Iluminage Beauty	-	24,720
Changes in the fair value included in earnings	(4,590)	-

Fair value at the end of the year	$20,130	$24,720

 The fair value of the Company equity interest in Iluminage Beauty (see Note 1b3) was calculated by the Company using the discount cash flow and the OPM method, which uses significant unobservable inputs such as cash flows to be generated from the underlying investment, discounted at a weighted average cost of capital of 21%.

The table below presents the changes in Level 3 contingent consideration obligations measured on a recurring basis and related to business combinations of Cooltouch in March 2014 and RBT investment in May 2012:

	December 31,
	2014	2013

Fair value at the beginning of the year	$7,896	$6,750
Acquisition date fair value of contingent consideration related to investment in CoolTouch (see Note 1b1)	100	-
Changes in the fair value of contingent consideration, net	(3,013)	1,146

Fair value at the end of the year	$4,983	$7,896

The fair value of the contingent consideration related to the investment in RBT was $4,883 and $7,896 as of December 31, 2014 and 2013, respectively.

The fair value was based on management's analysis, forecasts and estimates, regarding the probability that the revenues milestone will be achieved until 2018 and the Company will be required to pay the contingent consideration (refer to Note 1.b.7 for further details). The Company recorded a net income of $3,013 in 2014, due to changes in fair value result from several factors including changes in discount periods and rates, changes in the timing and amount of revenue estimates and changes in probability assumptions with respect to the likelihood of achieving specified milestone criteria. An expense of $1,146 was recorded in 2013, due to changes in fair value as a result of the passage of time.

The fair value of the contingent consideration related to the investment in Cooltouch was $100 as of December 31, 2014. The Company estimated the fair value of the contingent consideration using Monte Carlo simulation  with a discount rate of 16% and based on various probabilities for Cooltouch to meet the net revenues milestone until December 31, 2015 (refer to Note 1.b.1 for further details).

Changes in the contingent consideration are recorded in the statements of operations in operating expenses under other expenses (income), net.

Assets measured at fair value on a nonrecurring basis:

Level 3 assets measured on a nonrecurring basis at December 31, 2014 and 2013 consisted of intangible assets, goodwill and investment in affiliated companies. As of December 31, 2014 and 2013, certain intangible assets and goodwill were written down to their estimated fair values of $3,489 and $3,102, resulting in an impairment charge of $2,890 and $323, respectively (see also Notes 9 and 10).

The fair value for such assets were calculated by the Company using the discounted cash flow method, which uses significant unobservable inputs which require significant management judgment due to the absence of quoted market prices or observable inputs for assets of a similar nature (see also note 17 and 7).

During 2013, an investment in an affiliated company with a carrying amount of $1,000 was written down to its estimated fair values of $0, resulting in an impairment charge of $1,000.

All impairments mentioned above are recorded in the statements of operations in operating expenses under other expenses (income), net (see also Note 17).